UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6540

Name of Fund: MuniYield Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%         $  3,695   Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth
                                 Series, 6% due 7/01/2018 (g)                                                            $    4,250
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.2%          21,355   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5% due
                                 7/01/2036 (c)                                                                               21,870
                        10,000   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                                 System Revenue Refunding Bonds, Series A, 5% due 1/01/2035                                  10,357
-----------------------------------------------------------------------------------------------------------------------------------
California - 36.4%      10,000   Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.40% due 10/01/2024 (a)(o)                     7,757
                         5,000   Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds
                                 (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (b)                            5,249
                         5,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 Series A, 5.25% due 4/01/2039                                                                5,157
                        10,000   California Infrastructure and Economic Development Bank, Bay Area Toll Bridges
                                 Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)(i)                                10,859
                        10,000   California State, GO, 5% due 2/01/2033                                                      10,169
                         7,450   California State, GO, DRIVERS, Series 556, 7.039% due 11/01/2011 (b)(k)                      8,594
                         6,450   California State, GO, DRIVERS, Series 557, 7.039% due 4/01/2012 (b)(k)                       7,437
                         5,500   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.25% due 6/01/2028                                                                5,710
                         3,755   California State Public Works Board, Lease Revenue Bonds (Department of General
                                 Services), Series D, 5.25% due 6/01/2028                                                     3,898
                         5,250   California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                 Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                            5,391
                        12,000   California State, Various Purpose, GO, 5.25% due 11/01/2029                                 12,513
                        32,000   California State, Various Purpose, GO, Refunding, 5% due 6/01/2034 (d)                      32,800
                         7,740   California Statewide Communities Development Authority, Health Facility Revenue Bonds
                                 (Memorial Health Services), Series A, 6% due 10/01/2023                                      8,431
                         4,205   California Statewide Communities Development Authority, Water Revenue Bonds (Pooled
                                 Financing Program), Series C, 5.25% due 10/01/2034 (g)                                       4,407
                         4,500   Coronado, California, Community Development Agency, Tax Allocation Bonds (Coronado
                                 Community Development Project), 5% due 9/01/2035 (a)                                         4,615
                         5,800   Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%
                                 due 8/01/2028 (b)                                                                            6,271

Portfolio Abbreviations

To simplify the listings of MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  5,015   Gavilan, California, Joint Community College District, GO, DRIVERS, Series 587-Z,
                                 7.039% due 8/01/2012 (a)(k)                                                             $    5,830
                        13,155   Huntington Beach, California, Union High School District, GO (Election of 2004), 5%
                                 due 8/01/2029 (g)                                                                           13,593
                         1,000   Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20% due
                                 5/15/2027 (b)                                                                                1,036
                        10,390   Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 6.25% due
                                 11/01/2026 (b)                                                                              10,552
                        42,750   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (b)        44,117
                        12,775   Los Angeles, California, Water and Power Revenue Bonds (Power System), Series B, 5%
                                 due 7/01/2035 (g)                                                                           13,120
                        35,200   Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series
                                 A-1, 5% due 7/01/2035 (g)                                                                   36,375
                         7,500   Modesto, California, Irrigation District, COP, Refunding and Capital Improvements,
                                 Series A, 5% due 10/01/2036 (a)                                                              7,735
                        10,365   Pasadena, California, Area Community College District, GO (Election of 2002),
                                 Series B, 5% due 8/01/2031 (a)                                                              10,762
                         4,730   Port of Oakland, California, DRIVERS, AMT, Series 839Z, 6.771% due 11/01/2010 (c)(k)         5,241
                           145   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)            153
                         7,000   Port of Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R, Series K,
                                 7.483% due 11/01/2021 (c)(k)                                                                 7,755
                        10,000   Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                 Bonds (Redevelopment Projects), 5% due 10/01/2035 (e)                                       10,221
                        10,000   Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds
                                 (Sacramento Regional County Sanitation District), 5% due 12/01/2036 (c)                     10,385
                         7,500   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds,
                                 5% due 7/01/2031 (g)                                                                         7,737
                        10,000   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds,
                                 5% due 7/01/2036 (g)                                                                        10,303
                         8,170   San Francisco, California, Community College District, GO (Election of 2001), Series
                                 C, 5% due 6/15/2029 (g)                                                                      8,492
                         8,310   Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.25% due 9/01/2034 (c)                                                   8,713
                        12,000   West Valley Mission Community College District, California, GO (Election of 2004),
                                 Series A, 5% due 8/01/2030 (g)                                                              12,440
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.0%         10,000   Denver, Colorado, Convention Center Hotel Authority, Senior Revenue Refunding Bonds,
                                 5% due 12/01/2030 (e)                                                                       10,290
-----------------------------------------------------------------------------------------------------------------------------------
District of             25,000   District of Columbia, Ballpark Revenue Bonds, Series B-1, 5% due 2/01/2031 (c)              25,685
Columbia - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.3%           4,715   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                    4,870
                         5,375   Miami-Dade County, Florida, Aviation Revenue Bonds, RIB, AMT, Series 1054-X, 6.81%
                                 due 10/01/2025 (c)(k)                                                                        5,846
                         1,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, 5.375% due 10/01/2027 (c)                                                     1,042
                         5,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), 5.625% due 11/15/2032                                             5,297
                         6,300   Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                                 Memorial Hospital), VRDN, Series A, 3.74% due 7/01/2037 (a)(h)                               6,300
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.7%          26,500   Atlanta, Georgia, Airport General Revenue Refunding Bonds, AMT, Series A, 5.125% due
                                 1/01/2030 (g)                                                                               27,147
                        12,500   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25% due
                                 1/01/2033 (g)                                                                               13,084
                         1,220   Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation-Vogtle), VRDN, 3.60% due 1/01/2022 (a)(h)                                        1,220
                         4,500   Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation-Vogtle), VRDN, Series C, 3.60% due 1/01/2018 (b)(h)                              4,500

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  1,040   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation-Scherer), VRDN, Series A, 3.60% due 1/01/2020 (a)(h)                        $    1,040
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%            2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                         2,135
                         3,000   Hawaii State Harbor System Revenue Bonds, AMT, Series A, 5% due 1/01/2031 (g)                3,047
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%             3,585   Twin Falls County, Idaho, School District Number 411, GO, 5% due 9/15/2023 (b)               3,774
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.2%         15,400   Chicago, Illinois, GO, Series C, 5% due 1/01/2035 (b)                                       15,725
                        13,115   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 368, 7.998% due 7/01/2011 (b)(k)                                                            15,815
                         8,600   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 369, 7.998% due 7/01/2011 (e)(k)                                                            10,348
                         8,340   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 1364Z, 6.511% due 1/01/2012 (b)(k)                                                           8,856
                         8,200   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 653-Z, 6.499% due 1/01/2012 (g)(k)                                               8,666
                         1,500   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third Lien,
                                 AMT, Series C-2, 5.25% due 1/01/2034 (e)                                                     1,537
                         2,500   Illinois Health Facilities Authority Revenue Refunding Bonds (University of Chicago
                                 Hospitals), VRDN, 3.66% due 8/01/2026 (b)(h)                                                 2,500
                         5,000   Illinois State, GO, 5% due 4/01/2028 (a)                                                     5,159
                         6,035   McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                 GO, Refunding, 6.375% due 12/01/2016 (g)                                                     6,751
                         4,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023
                                 (b)                                                                                          5,242
                         1,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                                 6/01/2020 (c)                                                                                1,342
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.7%           2,250   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Deaconess
                                 Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)                                2,370
                         3,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25% due
                                 6/01/2026 (c)                                                                                3,183
                         3,750   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5% due
                                 6/01/2028 (g)                                                                                3,848
                        14,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25% due
                                 6/01/2028 (c)                                                                               14,752
                        20,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25% due
                                 6/01/2029 (c)                                                                               21,034
                         2,705   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Bonds (Waterworks
                                 Project), Series A, 5.125% due 7/01/2027 (b)                                                 2,788
                         2,000   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (b)             2,091
                         6,525   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (b)             6,810
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.3%         3,750   Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                 7/01/2030 (a)                                                                                4,216
                         6,615   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                 Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                 6,809

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  7,500   Louisiana Public Facilities Authority, Revenue Refunding Bonds, DRIVERS, Series 1025,
                                 6.53% due 7/01/2012 (b)(k)                                                              $    8,140
                         3,545   New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (b)                      3,597
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.7%     2,500   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B,
                                 5.40% due 12/01/2028 (b)                                                                     2,574
                        14,525   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A, 5.15%
                                 due 7/01/2026 (g)                                                                           14,762
                         7,550   Massachusetts State Port Authority Revenue Bonds, Series A, 5% due 7/01/2033 (b)             7,749
                        10,160   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                 1/01/2014 (c)(f)                                                                            10,995
                        10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.75% due
                                 1/01/2014 (c)(f)                                                                            11,140
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.9%         11,250   Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                 due 7/01/2036 (c)                                                                           11,569
                         5,000   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series B, 3.72%
                                 due 7/01/2033 (g)(h)                                                                         5,000
                         4,325   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-Q, 5% due 3/01/2031 (a)                                                          4,355
                         2,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 857Z, 7.299% due 3/01/2010 (e)(k)                                                2,758
                         4,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 858Z, 7% due 12/01/2011 (e)(k)                                                   4,459
                        20,000   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5% due 12/01/2029 (b)                                                 20,357
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%            155   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                 (Homeownership Loan Program), AMT, Series C-1, 7.15% due 3/01/2032 (l)                         159
                         5,000   Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds
                                 (Homeownership Loan Program), AMT, Series C-1, 5% due 9/01/2037 (l)                          5,003
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 2.8%         10,435   Nebraska Public Power District Revenue Bonds, Series A, 5% due 1/01/2035 (a)                10,704
                         6,780   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, First
                                 Tier, Series A, 5.125% due 4/01/2032 (a)                                                     7,001
                        10,000   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 5%
                                 due 2/01/2034                                                                               10,258
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 8.3%           25,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (c)                                                                           25,540
                         6,338   Clark County, Nevada, IDR, RIB, AMT, Series 1181, 6.56% due 7/01/2034 (a)(k)                 6,760
                         6,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic Healthcare West),
                                 Series A, 5.625% due 7/01/2024                                                               6,335
                         5,000   Humboldt County, Nevada, PCR, Refunding (Sierra Pacific Project), 6.55% due
                                 10/01/2013 (a)                                                                               5,107
                         1,165   Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)                     1,247
                        12,500   Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, 4.75% due
                                 7/01/2032 (g)                                                                               12,519
                        15,000   Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 12/01/2017 (a)                                                               15,033
                         5,000   Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.55% due 9/01/2020 (b)                                                                 5,072
                         5,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 6/01/2017 (b)                                                                 5,143
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 1.0%    10,000   New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                 Company Project), AMT, Series B, 4.75% due 5/01/2021 (b)                                     9,999
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.3%       16,000   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                                           18,817
                         3,060   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             3,240

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  2,610   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                        $    2,704
                        14,135   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                            14,874
                        14,830   New Jersey EDA, Revenue Bonds, DRIVERS, Series 785-Z, 6.551% due 7/01/2012 (b)(k)           16,449
                        12,645   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.01% due 12/15/2030 (c)(o)                                                 3,942
                        20,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 4.96% due 12/15/2035 (a)(o)                                                 4,856
                        20,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.03% due 12/15/2036 (a)(o)                                                 4,627
                         1,500   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects), 5.50%
                                 due 1/01/2027 (b)                                                                            1,627
                         1,380   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects), 5.50%
                                 due 1/01/2028 (b)                                                                            1,497
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.2%        1,605   New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding Bonds
                                 (Student Loan Program), AMT, First Sub-Series A-2, 6.65% due 11/01/2025                      1,612
                           485   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2,
                                 6.95% due 9/01/2031 (l)                                                                        486
-----------------------------------------------------------------------------------------------------------------------------------
New York - 20.0%        10,250   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5.10%
                                 due 9/01/2029                                                                               10,577
                        12,500   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                 Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(i)                                      12,879
                        11,250   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5% due 11/15/2030                                                          11,543
                        65,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (g)                             66,923
                         1,880   New York City, New York, GO, Series B, 5.875% due 8/01/2016 (b)                              2,034
                        10,000   New York City, New York, GO, Series J, 5.25% due 5/15/2024                                  10,501
                         1,000   New York City, New York, GO, Series J, 5.25% due 5/15/2025                                   1,053
                        20,000   New York City, New York, GO, Series M, 5% due 4/01/2030 (n)                                 20,623
                         7,200   New York City, New York, GO, Series O, 5% due 6/01/2030                                      7,373
                         6,000   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                             6,305
                        11,865   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Services Facilities Improvement), Series E, 5% due 2/15/2035                                12,121
                        10,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5% due
                                 1/01/2028 (g)                                                                               10,356
                         6,645   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series B, 5% due 3/15/2030 (g)                                                               6,861
                        19,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One
                                 Hundred Thirty-Seventh Series, 5.125% due 7/15/2030 (g)                                     20,182
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%          4,340   Oklahoma State IDR, Refunding, DRIVERS, Series 455, 7.527% due 2/15/2008 (b)(k)              4,852
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.4%      7,800   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series
                                 460-Z, 7.029% due 6/01/2012 (a)(k)                                                           9,065
                        12,115   Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due 6/01/2034 (c)         12,507

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  6,000   Philadelphia, Pennsylvania, School District, GO, Series D, 5.25% due 6/01/2034 (c)      $    6,282
                         5,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                          5,894
-----------------------------------------------------------------------------------------------------------------------------------
South                    5,000   Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
Carolina - 4.1%                  (Securing Assets for Education Project), 5.125% due 12/01/2030                               5,147
                         3,895   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2028 (n)                          4,097
                         3,465   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2029 (n)                          3,637
                         1,160   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2030 (n)                          1,216
                         3,775   Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                 Refunding Bonds, 5% due 12/01/2030 (d)                                                       3,851
                         3,690   Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                 Refunding Bonds, 5% due 12/01/2031 (d)                                                       3,761
                         1,185   South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
                                 Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                                              1,237
                        18,030   South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due
                                 10/01/2029 (a)                                                                              18,480
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.9%           900   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-A-2, 3.66% due 6/01/2025 (g)(h)                     900
                        35,000   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25% due
                                 9/01/2026                                                                                   37,960
                         1,795   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6.05% due
                                 7/01/2012                                                                                    1,839
                         2,250   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6.15% due
                                 7/01/2014                                                                                    2,291
                         3,340   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.25%
                                 due 7/01/2022 (g)                                                                            3,415
                         2,365   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%
                                 due 1/01/2026 (g)                                                                            2,419
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 10.6%            1,880   Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds,
                                 6.35% due 5/01/2025 (b)                                                                      1,902
                         1,000   Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series A,
                                 5% due 11/01/2035 (g)                                                                        1,003
                        10,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 353, 6.99% due 5/01/2011 (b)(k)                                                             11,652
                         7,500   Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 336Z, 7.26% due 11/01/2026 (c)(k)                                                8,424
                         1,665   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2019 (b)                                                           1,786
                         3,500   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2020 (b)                                                           3,753
                        10,000   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.25% due 11/15/2030 (b)                                                          10,358
                         8,150   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.67% due 10/01/2029 (b)(h)             8,150

MuniYield Insured Fund, Inc.
Schedule of Investments as of Jul 31, 2006                        (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 15,000   Houston, Texas, Airport System Revenue Refunding Bonds, RIB, Series 845X, 7.09% due
                                 7/01/2030 (g)(k)                                                                        $   16,405
                         5,450   Houston, Texas, Independent School District, GO, 5% due 2/15/2030 (g)                        5,598
                        15,000   North Texas Municipal Water District, Texas, Water System Revenue Bonds, 5% due
                                 9/01/2031 (b)                                                                               15,504
                         5,890   North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds, Series A,
                                 5% due 1/01/2035 (g)                                                                         6,028
                         4,825   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.45% due 9/01/2023 (b)(l)                                                    4,966
                        10,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (a)                                                     10,678
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.1%             640   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30% due 11/01/2019 (g)              649
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.3%          2,500   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                 2,688
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 15.9%       2,545   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2026 (b)                                2,687
                         2,455   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2027 (b)                                2,587
                         2,850   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2028 (b)                                3,001
                         3,000   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2029 (b)                                3,153
                        17,600   Bellevue, Washington, GO, Refunding, 5% due 12/01/2034 (b)                                  18,033
                         3,030   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                          3,180
                         6,595   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series B, 6.35% due 7/01/2026 (b)                6,865
                         6,000   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series C, 5.65% due 7/01/2032 (b)                6,390
                        10,000   King County, Washington, School District Number 401 (Highline), GO, 5.25% due
                                 12/01/2025 (g)                                                                              10,716
                        10,282   Port of Seattle, Washington, Revenue Refunding Bonds, RIB, AMT, Series 1169, 6.46%
                                 due 7/01/2029 (b)(k)                                                                        10,833
                        10,000   Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75% due
                                 6/01/2032 (b)                                                                               10,683
                         1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due 11/01/2029
                                 (b)                                                                                          1,826
                         7,380   Seattle, Washington, Water System Revenue Bonds, 5% due 9/01/2034 (b)                        7,557
                         4,945   Skagit County, Washington, Public Hospital District, GO, Series A, 5.25% due
                                 12/01/2025 (b)                                                                               5,232
                         5,450   Skagit County, Washington, Public Hospital District, GO, Series A, 5.25% due
                                 12/01/2026 (b)                                                                               5,754
                         5,300   Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5% due
                                 12/01/2032 (b)                                                                               5,406
                         7,250   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series B, 5.50% due
                                 12/01/2007 (a)(f)                                                                            7,489
                         5,280   Washington State EDA, Lease Revenue Bonds (Washington Biomedical Research Properties
                                 II), 5% due 6/01/2034 (b)                                                                    5,406
                        10,000   Washington State, GO, DRIVERS, Series 438Z, 7.279% due 1/01/2009 (b)(k)                     11,070
                         7,000   Washington State Health Care Facilities Authority Revenue Bonds (Providence Health
                                 System), Series A, 5.25% due 10/01/2021 (b)                                                  7,282
                        10,885   Washington State, Motor Vehicle Fuel Tax, GO, Series B, 5% due 7/01/2029 (g)                11,272
                        12,035   Washington State, Motor Vehicle Fuel Tax, GO, Series B, 5% due 7/01/2031 (g)                12,443
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%     5,925   Harrison County, West Virginia, County Commission for Solid Waste Disposal Revenue
                                 Bonds (Monongahela Power), AMT, Series C, 6.75% due 8/01/2024 (a)                            5,939
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.4%      $  3,395   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                 $    3,641
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.3%       3,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2024              3,095
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $1,541,208) - 158.5%                                       1,582,745
-----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        16,500   Merrill Lynch Institutional Tax-Exempt Fund, 3.45% (j)(m)                                   16,500
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $16,500) - 1.6%                                         16,500
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $1,557,708*) - 160.1%                                          1,599,245

                                 Liabilities in Excess of Other Assets - (3.0%)                                             (30,017)

                                 Preferred Stock, at Redemption Value - (57.1%)                                            (570,620)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $  998,608
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 1,557,916
                                                                    ===========
      Gross unrealized appreciation                                 $    42,762
      Gross unrealized depreciation                                      (1,433)
                                                                    -----------
      Net unrealized appreciation                                   $    41,329
                                                                    ===========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   CIFG Insured.
(e)   XL Capital Insured.
(f)   Prerefunded.
(g)   FSA Insured.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Escrowed to maturity.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund         16,500        $     80
      --------------------------------------------------------------------------

(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   FNMA/GNMA Collateralized.
(m)   Represents the current yield as of July 31, 2006.
(n)   Assured Guaranty Insured.
(o) Represents a step or zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

o Forward interest rate swaps outstanding as of July 31, 2006 were as follows:

      -------------------------------------------------------------------------------------
                                                                   Notional     Unrealized
                                                                    Amount     Depreciation
      -------------------------------------------------------------------------------------
      Pay a fixed rate of 5.676% and receive a floating rate
      based on 3-month LIBOR

      Broker, JPMorgan Chase Bank
      Expires October 2016                                         $  7,800    $       (100)

      Pay a fixed rate of 4.444% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2026                                          $ 20,500            (407)

      Pay a fixed rate of 4.439% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires October 2026                                         $119,000          (2,154)
      -------------------------------------------------------------------------------------
      Total                                                                    $     (2,661)
                                                                               ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Insured Fund, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Insured Fund, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Insured Fund, Inc.

Date: September 20, 2006